Defined benefit pension schemes - Summary economic and IAS 19 positions (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension schemes
Pension asset	£ 231	£ 236
Pension liability	174	180
Pension plans
Defined benefit pension schemes
Pension asset (liability)	57	56	£ (129)	£ 84
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	959	692	563	961
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(677)	(485)	(558)	(800)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	282	207	5	161
Economic surplus (deficit) attributable to: PAC with-profits fund	130	110
Economic surplus (deficit) attributable to: Shareholder-backed business	152	97
Pension plans | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(225)	(151)	£ (134)	£ (77)
PSPS
Defined benefit pension schemes
Pension asset (liability)	231	236
Deficit or other funding required	£ 0	£ 0
Percentage allocated to UK with-profits fund	70.00%	70.00%
Percentage allocated to shareholder-backed business	30.00%	30.00%
PSPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	£ 908	£ 721
PSPS | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Pension asset (liability)	(677)	(485)
PSPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	231	236
Economic surplus (deficit) attributable to: PAC with-profits fund	162	165
Economic surplus (deficit) attributable to: Shareholder-backed business	69	71
SASPS
Defined benefit pension schemes
Pension asset (liability)	£ (79)	£ (137)
Percentage allocated to UK with-profits fund	40.00%	40.00%
Percentage allocated to shareholder-backed business	60.00%	60.00%
SASPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	£ (79)	£ (137)
SASPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(79)	(137)
Economic surplus (deficit) attributable to: PAC with-profits fund	(32)	(55)
Economic surplus (deficit) attributable to: Shareholder-backed business	(47)	(82)
M&GGPS
Defined benefit pension schemes
Pension asset (liability)	(94)	(42)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	131	109
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	131	109
Economic surplus (deficit) attributable to: Shareholder-backed business	131	109
M&GGPS | Other adjustments including for investments in Prudential insurance policies
Defined benefit pension schemes
Pension asset (liability)	(225)	(151)
Other schemes
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Other schemes | Economic basis net surplus (deficit)
Defined benefit pension schemes
Pension asset (liability)	(1)	(1)
Economic surplus (deficit) attributable to: Shareholder-backed business	£ (1)	£ (1)